Deposits	12 Months Ended
Dec. 31, 2021
Deposits [Abstract]
Deposits
20.	Deposits
Deposits as of December 31, 2020 and 2021 are as follows:

	2020		2021
Demand deposits:
Korean won	~~W~~	132,444,929	151,787,483
Foreign currencies		16,280,268	20,320,241

		148,725,197	172,107,724

Time deposits:
Korean won		137,719,464	140,651,250
Foreign currencies		20,114,427	20,847,651

		157,833,891	161,498,901

Certificates of deposits		5,946,704	16,576,536
Discount note deposits		6,226,937	5,818,001
CMA		4,006,319	5,246,478
Others		3,677,820	3,649,035

	~~W~~	326,416,868	364,896,675